Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Nonvested Restricted Stock Shares Activity
A summary of activity for restricted stock awards during the three years ended December 31, 2020 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value $
Outstanding at December 31, 2017	314,157	$81.30
Granted	183,553	73.30
Vested	(121,263)	117.90
Forfeited	(1,083)	65.70
Outstanding at December 31, 2018	375,364	65.61
Granted	127,070	63.40
Vested	(136,948)	70.80
Forfeited	(500)	70.10
Outstanding at December 31, 2019	364,986	62.90
Fractional shares exchanged for cash upon reverse stock split	(37)	$62.90
Granted	425,000	$13.22
Vested	(149,342)	$50.75
Forfeited	(800)	$64.64
Outstanding at December 31, 2020	639,807	$32.74